Intangible assets - Goodwill - Disclosure of detailed information about goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash-generating units information
Goodwill	€ 11,958	€ 13,438	€ 14,017	€ 13,741
Banco Santander (Brasil) S.A.
Cash-generating units information
Goodwill	3,031	3,079	3,679
SAM Investment Holdings Limited
Cash-generating units information
Goodwill	1,444	1,444	1,444
Santander Consumer Germany
Cash-generating units information
Goodwill	1,304	1,304	1,304
Santander Portugal
Cash-generating units information
Goodwill	1,040	1,040	1,040
Santander España
Cash-generating units information
Goodwill	998	998	998
Santander US Auto
Cash-generating units information
Goodwill	943	1,068	1,003
Santander Holding USA (ex. Auto)
Cash-generating units information
Goodwill	765	865	814
Santander UK
Cash-generating units information
Goodwill	609	641	612
Banco Santander - Chile
Cash-generating units information
Goodwill	470	482	516
Grupo Financiero Santander (México)
Cash-generating units information
Goodwill	463	453	523
Ebury Partners Ltd
Cash-generating units information
Goodwill	326	340	350
Santander Consumer Nordics
Cash-generating units information
Goodwill	211	211	206
Santander Bank Polska S.A.
Cash-generating units information
Goodwill	0	1,178	1,159
Other companies
Cash-generating units information
Goodwill	€ 354	€ 335	€ 369